Stock Options (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options
Schedule of Black-Scholes-Merton option valuation model assumptions
	2013	2012
Expected Life (Years)	7.63	7.63
Dividend yield	2.33%	2.33%
Interest rate	2.86%	1.58%
Volatility	47.28%	47.30%

Summary of option activity under stock option plans
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
				(in Thousands)
Options outstanding at December 31, 2012	794,877	$19.03
Plus: Options granted	8,500	21.33
Less:
Options exercised	19,075	13.83
Options expired	235,607	26.51
Options forfeited	33,552	16.94

Options outstanding at December 31, 2013	515,143	15.98	4.16	5,375

Options fully vested and exercisable at December 31, 2013	228,001	18.37	2.67	1,851

Schedule of other information pertaining to option activity
	Twelve Months Ended December 31,
	2013	2012	2011
Weighted average grant date fair value of stock options granted	$9.05	$8.71	$5.51
Total fair value of stock options vested	$480,000	$524,000	$661,000
Total intrinsic value of stock options exercised	$171,000	$41,000	$27,000